Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Interest on loans to third parties	S/ 863	S/ 36,876	S/ 27,060
Profit for present value of financial asset or financial liability	32,734	30,408	9,786
Interest on short-term bank deposits	2,457	4,770	3,811
Commissions and collaterals	601	535	1,448
Others	2,765	1,757	9,431
Finance income	39,420	74,346	51,536
Interest expense:
- Bank loans	69,420	93,019	100,256
- Bonds	26,771	26,113	27,388
- Loans from third parties	12,612	16,275	32,431
- Right-of-use	4,600	5,978
- Financial lease	3,139	2,218	3,768
Commissions and collaterals	14,077	24,521	31,668
Loss for present value of financial asset or financial liability	4,552	41,131	25,796
Exchange difference loss, net	5,802	32,840	23,704
Derivative financial instruments	64	92	268
Other financial expenses	20,793	18,176	23,656
Less capitalized interest	(4,887)	(7,229)	(8,167)
Finance costs	S/ 156,943	S/ 253,134	S/ 260,768